Retirement Benefits – Defined Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits – Defined Benefit Obligations [Abstract]
Schedule of Defined Benefit Liability and its Components

The following table shows a reconciliation from the opening balances to the closing balances for the defined benefit liability and its components:

	Defined benefits				Post-employment benefits
	Seniority premium and termination indemnity at retirement (Betterware-Jafra)				Pension plan (Jafra)
	2025		2024	2023	2025	2024	2023

Balance at January 1	Ps.	53,624	44,459	30,148	74,688	82,691	123,759

Additions for subsidiaries’ acquisition			-	-		-	-

Included in profit or loss:
Past service cost		(3,146)	-	(1,010)	(8,237)	-	(29,615)
Current service cost		5,887	4,996	4,246	3,804	4,345	5,605
Interest cost		5,529	3,988	3,426	7,947	7,408	10,487

Net (gain) cost of the period		8,270	8,984	6,662	3,514	11,753	(13,523)

Included in other comprehensive income:
Remeasurement of defined benefit obligation		7,217	5,663	11,730	8,173	(15,888)	10,630

Others:
Benefits paid		(2,803)	(5,482)	(3,123)	(4,710)	(3,868)	(38,175)
Others		2	-	(958)	16	-	-
Balance as of December 31	Ps.	66,310	53,624	44,459	81,681	74,688	82,691

Schedule of Principal Actuarial Assumptions

The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2025		2024		2023
	BWM	JAFRA	BWM	JAFRA	BWM	JAFRA
Financial:
Future salary growth	6.5%	5.50%	7.0%	5.5%	7.0%	5.5%
Discount rate	9.2%	9.75%	9.7%	11.0%	9.7%	9.3%

Demographic:
Number of employees	945	1,496	934	1,400	938	1,356
Average age	36 years	38 years	35 years	38 years	35 years	38 years
Average longevity	4 years	7 years	4 years	7 years	3 years	7 years

Schedule of Sensitivity Analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation considering a change of ±0.50% in the discount rate.

	Effects as of December 31:
	2025			2024		2023
	BWM		JAFRA	BWM	JAFRA	BWM	JAFRA

Increase / decrease in the discount rate
+ 0.50%	Ps.	815	40	1,206	28	500	94
- 0.50%		(902)	(40)	(717)	(30)	(500)	(98)